Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes
Income Taxes
The company’s provision (recovery) for income taxes for the years ended December 31 were as follows:

	2017	2016
Current income tax
Current year expense	200.6	95.1
Adjustments to prior years’ income taxes	(22.6)	19.1
	178.0	114.2
Deferred income tax
Origination and reversal of temporary differences	(22.5)	(265.6)
Adjustments to prior years' deferred income taxes	24.3	2.9
Change in tax rate related to U.S. tax reform	222.4	—
Other	6.1	(11.1)
	230.3	(273.8)

Provision (recovery) for income taxes	408.3	(159.6)

A significant portion of the company's earnings or losses before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differs from the Canadian statutory income tax rate (and may be significantly higher or lower). The company’s earnings (loss) before income taxes by jurisdiction and the associated provision (recovery) for income taxes for the years ended December 31 are summarized in the following table:

	2017					2016
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	(141.3)	543.5	(72.1)	1,693.1	2,023.2	(258.5)	(428.4)	42.2	90.4	(554.3)
Provision (recovery) for income taxes	52.9	420.5	(24.6)	(40.5)	408.3	69.6	(234.6)	(23.7)	29.1	(159.6)
Net earnings (loss)	(194.2)	123.0	(47.5)	1,733.6	1,614.9	(328.1)	(193.8)	65.9	61.3	(394.7)

(1)	Includes Fairfax India and Fairfax Africa.

(2)
Principally comprised of Crum & Forster, Zenith National, OdysseyRe (notwithstanding that certain operations of OdysseyRe conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.

(3)	Principally comprised of Brit, Riverstone UK, Advent and other associated holding company results.

(4)
Includes India, Asia, non-U.K. European companies and Allied World (acquired on July 6, 2017; notwithstanding that certain operations of Allied World conduct business in the U.S. and the U.K., the majority of Allied World's net earnings (loss) is sourced from its Bermuda operations).

The decrease in the pre-tax loss in Canada in 2017 compared to 2016 primarily reflected an improvement in investment results. The increase in pre-tax earnings in the U.S. in 2017 compared to 2016 primarily reflected an improvement in investment results, partially offset by weaker underwriting results (reflecting increased catastrophe losses). The increase in the pre-tax loss in the U.K. in 2017 compared to 2016 primarily reflected weaker underwriting results (reflecting increased catastrophe losses). The increase in pre-tax earnings in Other in 2017 compared to 2016 primarily reflected the gains on sale of First Capital and a portion of the company's investment in ICICI Lombard, partially offset by the underwriting loss at Allied World (reflecting catastrophe losses).

Reconciliations of the provision (recovery) for income taxes calculated at the Canadian statutory income tax rate to the provision (recovery) for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2017	2016
Canadian statutory income tax rate	26.5%	26.5%

Provision (recovery) for income taxes at the Canadian statutory income tax rate	536.1	(146.9)
Tax rate differential on income and losses incurred outside Canada	(445.3)	(65.3)
Non-taxable investment income	(116.2)	(74.7)
Change in unrecorded tax benefit of losses and temporary differences	210.2	117.5
Change in tax rate for deferred income taxes related to U.S. tax reform	222.4	—
Change in tax rate for deferred income taxes (excluding U.S. tax reform)	2.2	(15.1)
Other including permanent differences	(15.6)	11.3
Foreign exchange effect	12.8	(8.4)
Provision relating to prior years	1.7	22.0
Provision (recovery) for income taxes	408.3	(159.6)

The tax rate differential on income and losses incurred outside Canada of $445.3 in 2017 principally reflected the impact of net gains on the sales of ICICI Lombard and First Capital which were not taxable in the jurisdictions in which they were held (income tax rate benefits of $246.5 in Mauritius and $269.9 in Barbados respectively), partially offset by income in the U.S. that is taxed at rates higher than the Canadian statutory rate and losses at Allied World and in the U.K. that are taxed at rates lower than the Canadian statutory rate. The tax rate differential on income and losses incurred outside Canada of $65.3 in 2016 principally reflected income in the U.K. that is taxed at rates lower than the Canadian statutory rate and losses in the U.S. which are taxed at rates higher than the Canadian statutory rate.
Non-taxable investment income of $116.2 in 2017 (2016 - $74.7) was principally comprised of dividend income, non-taxable interest income, the 50% of net capital gains which are not taxable in Canada and share of profit of associates in certain jurisdictions.
The change in unrecorded tax benefit of losses and temporary differences of $210.2 in 2017 principally reflected deferred tax assets in Canada of $70.8 (2016 - $117.9) that were not recorded (as it was considered not probable that those losses could be utilized) and a reduction in tax credits and operating losses capitalized in prior years in the U.S. of $89.7 (2016 - nil), primarily driven by the effects of U.S. tax reform as discussed later in this note.

The change in tax rate related to U.S. tax reform of $222.4 (2016 - nil) principally reflected the impact of the reduction of the U.S. federal corporate income tax rate on the net deferred income tax asset. Other including permanent differences included an income tax rate benefit of $7.4 related to the impact of the transition tax under U.S. tax reform. The impact of U.S. tax reform on the company's consolidated financial statements is discussed later in this note.

Income taxes refundable and payable were as follows:

	December 31, 2017	December 31, 2016
Income taxes refundable	147.0	202.7
Income taxes payable	(95.6)	(35.4)
Net income taxes refundable	51.4	167.3

Changes in net income taxes refundable during the years ended December 31 were as follows:

	2017	2016
Balance - January 1	167.3	12.1
Amounts recorded in the consolidated statements of earnings	(178.0)	(114.2)
Payments made during the year	33.4	267.1
Acquisitions of subsidiaries (note 23)	18.8	3.9
Foreign exchange effect and other	9.9	(1.6)
Balance - December 31	51.4	167.3

Changes in the net deferred income tax asset during the years ended December 31 were as follows:

	2017
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1, 2017	188.8	182.3	126.6	(120.0)	(347.6)	331.9	224.3	146.3	732.6
Amounts recorded in the consolidated statement of earnings	(41.2)	(72.3)	(15.0)	(0.6)	111.0	(140.1)	(106.0)	33.9	(230.3)
Amounts recorded in total equity	—	—	—	—	—	(15.5)	(0.1)	(5.1)	(20.7)
Acquisitions of subsidiaries (note 23)	33.1	20.5	(19.8)	53.6	(195.2)	0.9	—	5.4	(101.5)
Foreign exchange effect and other	7.0	0.8	0.1	0.3	(11.7)	0.3	(0.1)	4.0	0.7
Balance - December 31, 2017	187.7	131.3	91.9	(66.7)	(443.5)	177.5	118.1	184.5	380.8

	2016
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1, 2016	235.4	204.2	92.8	(96.9)	(325.4)	49.0	174.9	129.9	463.9
Amounts recorded in the consolidated statement of earnings	(57.8)	(22.7)	31.8	(24.1)	27.9	266.9	49.4	2.4	273.8
Amounts recorded in total equity	—	—	—	—	—	17.7	—	19.6	37.3
Acquisitions of subsidiaries (note 23)	9.7	—	(0.3)	0.7	(47.7)	(1.1)	—	(14.5)	(53.2)
Foreign exchange effect and other	1.5	0.8	2.3	0.3	(2.4)	(0.6)	—	8.9	10.8
Balance - December 31, 2016	188.8	182.3	126.6	(120.0)	(347.6)	331.9	224.3	146.3	732.6

Management expects that the deferred income tax asset will be realized in the normal course of operations. The most significant temporary differences included in the deferred income tax asset at December 31, 2017 related to investments and provision for losses and loss adjustment expenses, partially offset by a deferred income tax liability related to intangible assets. The temporary differences related to investments are primarily due to net unrealized investment losses in the U.S.  In these consolidated financial statements, investment gains and losses are primarily recognized on a mark-to-market basis but are only recognized for tax purposes when realized (particularly in the U.S. and several other jurisdictions). The provision for losses and loss adjustment expenses is recorded on an undiscounted basis in these consolidated financial statements but is recorded on a discounted basis in certain jurisdictions for tax purposes, resulting in temporary differences. Deferred taxes on intangible assets primarily relates to intangible assets recognized on acquisitions (principally Allied World, Cara and Brit) that are typically not deductible in the determination of income taxes payable. Other deferred taxes include temporary differences related to pensions and premises and equipment.

Management conducts ongoing reviews of the recoverability of the deferred income tax asset and adjusts, as necessary, to reflect its anticipated realization. As at December 31, 2017 management has not recorded deferred income tax assets of $878.3 (December 31, 2016 - $590.0) related primarily to operating and capital losses and U.S. foreign tax credits. The losses for which deferred income tax assets have not been recorded are comprised of $1,516.4 of losses in Canada (December 31, 2016 - $1,064.7), $635.7 of losses in Europe (December 31, 2016 - $585.7), $44.6 of losses in the U.S. (December 31, 2016 - $44.6), and $159.0 of foreign tax credits in the U.S. (December 31, 2016 - $59.0). The losses in Canada expire between 2026 and 2037. The losses and foreign tax credits in the U.S. expire between 2020 and 2035. Substantially all of the losses in Europe do not have an expiry date.

Deferred income tax has not been recognized for the withholding tax and other taxes that could be payable on the unremitted earnings of certain subsidiaries. Unremitted earnings amounted to approximately $3.1 billion at December 31, 2017 (December 31, 2016 - $3.1 billion) and are not likely to be repatriated in the foreseeable future.

The United States Tax Cuts and Jobs Act (“U.S. tax reform”) that was signed into law on December 22, 2017 introduced a number of significant changes to U.S. corporate income tax for tax years beginning after December 31, 2017: it reduces the U.S. federal corporate income tax rate from 35% to 21%, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred, repeals the alternative minimum tax ("AMT") regime, modifies rules pertaining to loss reserve discounting, introduces a new minimum base erosion and anti-abuse tax (“BEAT”) on certain payments to foreign affiliates, and implements a U.S. tax on foreign earnings for certain global intangible low-taxed income ("GILTI").

Under IFRS, deferred income tax assets and liabilities are measured at the enacted or substantively enacted tax rate expected to apply when temporary differences are to be realized or settled. The resulting deferred income tax is recognized in the consolidated statement of earnings, except to the extent that it relates to items previously recognized directly in equity. The company selected December 31, 2017 as the revaluation date for its U.S. net deferred income tax asset as the impact between the date of enactment and December 31, 2017 was not considered significant. The reduction in the U.S. corporate income tax rate decreased the U.S. net deferred income tax asset related to operating and capital losses and other timing differences by $229.2, of which $222.4 was recorded in the consolidated statement of earnings and $6.8 was recorded in other comprehensive income. The company also decreased its recognized U.S. foreign tax credit carry forwards by $100.0 at December 31, 2017 as the reduction in the U.S. corporate income tax rate will make utilization of foreign tax credit carry forwards recognized in prior years more difficult, requiring increased U.S. and foreign source income in the future.

For tax years beginning before January 1, 2018, U.S. tax reform requires that U.S. companies include in income the mandatory deemed repatriation of post-1986 undistributed foreign earnings (the "transition tax"). For the year ended December 31, 2017, the company included $79.1 of previously untaxed foreign earnings in taxable income. Future repatriation of this amount will not incur additional U.S. tax. The company utilized current and prior year foreign tax credits (rather than net operating loss carry forwards) to offset this income to reduce the transition tax liability payable in cash to nil. The recognition of the transition tax caused the company to record reductions to a deferred tax liability of $34.5 related to previously deferred earnings of OdysseyRe's U.K. operations and to foreign tax credit carry forwards of $27.1 that no longer have value due to the mandatory repatriation.

The tax effects included in these consolidated financial statements represent the company's best estimate based upon the information available, notwithstanding that the company is still analyzing certain aspects of U.S. tax reform and may refine its computations, which could potentially affect the measurement of deferred taxes or give rise to additional current tax liabilities. The repeal of the AMT regime did not have a significant impact on the company and the company continues to reflect the AMT credit carryforwards as part of its net deferred income tax asset. The company will recognize charges related to BEAT and GILTI, if any, in the periods in which they are incurred, and has not included their impacts in measuring its net deferred income tax asset at December 31, 2017.